Income Taxes - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Income Tax Disclosure [Abstract]
Availability of tax holiday	Period of ten consecutive years
Net deferred tax assets	₨ 31,429	$ 485	₨ 34,661
Net deferred tax liabilities	1,078,255	16,627	470,048
Undistributed net earnings of foreign operations	₨ 1,315,335	$ 20,283	₨ 1,217,312	₨ 664,789